Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated January 28, 2011
Janus Venture Fund
(closed to new investors)

Ticker:	JAVTX	Class T Shares

INVESTMENT OBJECTIVE

Janus Venture Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class T

Management Fees		0.64%
Other Expenses		0.37%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.36%
Total Annual Fund Operating Expenses		1.01%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$103	$322	$558	$1,236

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will pursue its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Effective until May 1, 2011, small-sized companies are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

Effective May 1, 2011, small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2010, they ranged from approximately $2 million to $3.2 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

1 ï Janus Venture Fund

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2 ï Janus Investment Fund

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
−11.93%	−27.24%	55.75%	17.56%	1.55%	23.58%	16.36%	−51.43%	54.50%	26.96%

Best Quarter: Second Quarter 2009 28.30% Worst Quarter: Fourth Quarter 2008 −28.61%

Average Annual Total Returns (periods ended 12/31/10)
	1 Year	5 Years	10 Years	Since Inception (4/30/85)
Class T Shares

Return Before Taxes	26.96%	6.50%	5.02%	11.92%

Return After Taxes on Distributions	26.96%	5.38%	4.39%	9.73%

Return After Taxes on Distributions and Sale of Fund Shares(1)	17.52%	5.49%	4.31%	9.64%

Russell 2000® Growth Index	29.09%	5.30%	3.78%	7.37%
(reflects no deduction for expenses, fees, or taxes)

Russell 2000® Index	26.85%	4.47%	6.33%	9.50%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

3 ï Janus Venture Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

4 ï Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.	[JANUS LOGO]

Summary Prospectus dated January 28, 2011
Janus Venture Fund
(closed to new investors)

Ticker:	JANVX	Class D Shares

INVESTMENT OBJECTIVE

Janus Venture Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class D

Management Fees		0.64%
Other Expenses		0.23%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.22%
Total Annual Fund Operating Expenses		0.87%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$89	$278	$482	$1,073

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will pursue its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Effective until May 1, 2011, small-sized companies are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

Effective May 1, 2011, small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2010, they ranged from approximately $2 million to $3.2 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

1 ï Janus Venture Fund

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2 ï Janus Investment Fund

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Returns for Class D Shares (calendar year-end)

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
−11.93%	−27.24%	55.75%	17.56%	1.55%	23.58%	16.36%	−51.43%	54.50%	27.07%

Best Quarter: Second Quarter 2009 28.30% Worst Quarter: Fourth Quarter 2008 −28.61%

Average Annual Total Returns (periods ended 12/31/10)
	1 Year	5 Years	10 Years	Since Inception (4/30/85)
Class D Shares

Return Before Taxes	27.07%	6.52%	5.03%	11.92%

Return After Taxes on Distributions	27.07%	5.40%	4.40%	9.73%

Return After Taxes on Distributions and Sale of Fund Shares(1)	17.60%	5.50%	4.32%	9.64%

Russell 2000® Growth Index	29.09%	5.30%	3.78%	7.37%
(reflects no deduction for expenses, fees, or taxes)

Russell 2000® Index	26.85%	4.47%	6.33%	9.50%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

3 ï Janus Venture Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

4 ï Janus Investment Fund